Leases (Lease Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lease right-of-use assets
Finance leases	$ 477	$ 534
Operating leases	435	520
Total lease right-of-use assets	$ 912	$ 1,054
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:PropertyPlantAndEquipmentAndFinanceLeaseRightOfUseAssetAfterAccumulatedDepreciationAndAmortization	us-gaap:PropertyPlantAndEquipmentAndFinanceLeaseRightOfUseAssetAfterAccumulatedDepreciationAndAmortization
Current
Finance leases	$ 70	$ 59
Operating leases	$ 107	$ 122
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:LongTermDebtAndCapitalLeaseObligationsCurrent	us-gaap:LongTermDebtAndCapitalLeaseObligationsCurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent
Noncurrent
Finance leases	$ 4	$ 75
Operating leases	$ 311	$ 379
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:LongTermDebtAndCapitalLeaseObligations	us-gaap:LongTermDebtAndCapitalLeaseObligations
Total lease liabilities	$ 492	$ 635